THE ADVISORS' INNER CIRCLE FUND II

                       UCM INSTITUTIONAL MONEY MARKET FUND

                         SUPPLEMENT DATED JULY 13, 2007
                                     TO THE
                                   PROSPECTUS
                             DATED NOVEMBER 30, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective July 1, 2007, The Advisors' Inner Circle Fund II, on behalf of the UCM Institutional Money Market Fund, and SEI Investments Global Funds Services agreed to an Amendment to the Amended and Restated Administration Agreement, dated November 12, 2002 (the "Amendment").

As a result of the Amendment, the table under the heading "Annual Fund Operating Expenses" on page 3 of the prospectus is deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

------------------------------------------------------------------------- ------------------------------------------------------
                                                                                           Institutional Shares
------------------------------------------------------------------------- ------------------------------------------------------
------------------------------------------------------------------------- ------------------------------------------------------
Investment Advisory Fees                                                                          0.25%
------------------------------------------------------------------------- ------------------------------------------------------
------------------------------------------------------------------------- ------------------------------------------------------
Other Expenses                                                                                    0.19%
                                                                                                  -----
------------------------------------------------------------------------- ------------------------------------------------------
------------------------------------------------------------------------- ------------------------------------------------------
Total Annual Fund Operating Expenses*                                                             0.44%
------------------------------------------------------------------------- ------------------------------------------------------

* Effective July 1, 2007, the Adviser has voluntarily agreed to waive fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 0.15% of the Fund's daily net assets. The Adviser may discontinue all or part of its waiver at any time, so long as seven business days notice is provided.

The second paragraph under the "Investment Adviser" section on page 4 of the prospectus is deleted and replaced with the following:

The Adviser's principal place of business is located at 30 Broad Street, 21st Floor, New York, NY 10004. The Adviser was established in 1992 and specializes in fixed income asset management for institutional investors. As of July 31, 2006, the Adviser had approximately $2.3 billion in assets under management. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% based on the average daily net assets of the Fund. Effective July 1, 2007, the Adviser has voluntarily agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 0.15% of its average net assets. To maintain this expense limit, the Adviser may waive a portion of its management fee and/or reimburse certain expenses of the Fund. The Adviser may discontinue all or part of this waiver at any time upon seven business days' notice. For the fiscal year ended July 31, 2006, the Fund paid 0.00% of its average daily net assets in advisory fees (after waivers) to the Adviser.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 UCM-SK-003-0100

                       THE ADVISORS' INNER CIRCLE FUND II

                       UCM INSTITUTIONAL MONEY MARKET FUND

                         SUPPLEMENT DATED JULY 13, 2007
                                     TO THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                             DATED NOVEMBER 30, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The table under the heading "Administration Fees Paid to the Administrator" on page 9 of the SAI is deleted and replaced with the following:

----------------------------------------------------------------------------------------------------------------------------------
                                                              UCM Institutional Money Market Fund
----------------------------------------------------------------------------------------------------------------------------------
Aggregate Trust Assets               Fee prior to      Fee from July 1, 2007     Fee from May 1, 2008   Fee from July 1,
                                     July 1, 2007*      to April 30, 2008*        to June  30, 2008*     2008 forward*
----------------------------------------------------------------------------------------------------------------------------------
First $100 million                      0.10%              0.10%                     0.10%                   0.10%
----------------------------------------------------------------------------------------------------------------------------------
Next $150 million                       0.08%              0.08%                     0.08%                   0.08%
----------------------------------------------------------------------------------------------------------------------------------
Next $250 million                       0.06%              0.04%                     0.045%                  0.06%
----------------------------------------------------------------------------------------------------------------------------------
Over $500 million                       0.04%              0.02%                     0.03%                   0.04%
----------------------------------------------------------------------------------------------------------------------------------
*All fees represented as a percentage of aggregate average annual assets.






               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



                                                                 UCM-SK-004-0100